Fair Value of Financial Instruments and Risk Management - Changes in Fair Value (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value of asset (liability) - beginning	$ (3)	$ 0
Unrealized gain (loss) on foreign exchange contract included in financing charges	25	(3)
Fair value of asset (liability) - ending	$ 22	$ (3)